UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04466

Monetta Fund, Inc.
(Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
 (Address of principal executive offices) (Zip code)

Robert S. Bacarella
1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
 (Name and address of agent for service)

(630) 462-9800
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments (unaudited)		March 31, 2013
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 91.1%
Basic Material - 5.7%
Agricultural Operation-2.2%
10,000	Monsanto Co.	$1,056,300

Chemical-Specialty-3.5%
6,000	PPG Industries, Inc.	803,640
5,000	Sherwin-Williams Co.	844,450
		1,648,090

Capital Equipment - 6.3%
Diversified Operation-3.1%
9,000	Eaton Corp. plc	551,250
40,000	General Electric Co.	924,800
		1,476,050

Machinery-Construction & Mining-1.8%
10,000	Caterpillar, Inc.	869,700

Machinery-Miscellaneous-1.4%
12,000	Ingersoll-Rand plc	660,120

Consumer Cyclical - 12.1%
Automobile-3.2%
115,000	Ford Motor Co.	1,512,250

Housing-1.8%
20,000	Lennar Corp. - CL A	829,600

Leisure Service-2.4%
20,000	Las Vegas Sands Corp.	1,127,000

Media-Radio/TV-4.7%
30,000	News Corp. - CL A	915,600
23,000	Walt Disney Co.	1,306,400
		2,222,000

Consumer Staple - 5.0%
Cosmetic & Personal Care-2.3%
14,000	Procter & Gamble Co.	1,078,840

Food-2.7%
16,000	PepsiCo, Inc.	1,265,760

Energy - 3.9%
Oil & Gas-Equipment & Services-2.3%
15,000	National Oilwell Varco, Inc.	1,061,250

Oil & Gas-Exploration & Production-1.6%
6,000	EOG Resources, Inc.	768,420

Financial - 17.1%
Bank-Money Center-7.1%
150,000	Bank of America Corp.	1,827,000
32,000	JPMorgan Chase & Co.	1,518,720
		3,345,720

Finance-Miscellaneous-6.6%
7,000	American Express Co.	472,220
3,000	MasterCard, Inc. - CL A	1,623,390
6,000	Visa Inc. - CL A	1,019,040
		3,114,650

Insurance-Diversified-2.1%
25,000	American International Group, Inc. *	970,500

Insurance-Life-1.3%
10,000	Prudential Financial, Inc.	589,900

Healthcare - 12.7%
Healthcare-Biomedical/Genetic-3.6%
40,000	Amarin Corp. plc - ADR (a) *	296,400
12,000	Celgene Corp. *	1,390,920
		1,687,320

Healthcare-Drug/Diversified-3.9%
12,000	Johnson & Johnson	978,360
30,000	Pfizer, Inc.	865,800
		1,844,160

Healthcare-Patient Care-5.2%
14,000	Express Scripts Holding Co. *	807,100
14,000	UnitedHealth Group, Inc.	800,940
12,500	WellPoint, Inc.	827,875
		2,435,915

Retail - 14.3%
Retail-Food Chain-1.2%
10,000	Green Mountain Coffee Roasters, Inc. *	567,600

Retail-Major Chain-1.6%
7,000	Costco Wholesale Corp.	742,770

Retail-Restaurant-2.9%
10,000	Dunkin' Brands Group, Inc.	368,800
10,000	McDonald's Corp.	996,900
		1,365,700

Retail-Specialty-8.6%
10,000	Bed Bath & Beyond, Inc. *	644,200
16,000	Carmax, Inc. *	667,200
25,000	ebay, Inc. *	1,355,500
20,000	Home Depot, Inc.	1,395,600
		4,062,500

Technology - 12.9%
Computer-Software-5.7%
8,000	Automatic Data Processing, Inc.	520,160
9,000	Cerner Corp. *	852,750
40,000	Cisco Systems, Inc.	836,400
15,000	Oracle Corp.	485,100
		2,694,410

Electronic-Semiconductor-1.7%
12,000	QUALCOMM, Inc.	803,400

Internet-2.4%
1,400	Google, Inc. *	1,111,642

Telecommunication Service-3.1%
20,000	Comcast Corp. - CL A	840,200
13,000	Verizon Communications, Inc.	638,950
		1,479,150

Transportation - 1.1%
Airline-1.1%
30,000	Delta Air Lines Inc. *	495,300

Total Common Stocks (Cost $35,215,903) (b)		42,886,017

EXCHANGE TRADED FUND - 4.3%
13,000	SPDR S&P 500 Trust	2,035,150
Total Exchange Traded Fund (Cost $1,775,659) (b)		2,035,150

MONEY MARKET FUND - 4.8%
2,268,069	AIM - Liquid Assets Portfolio, Institutional Class, 0.107% ^	2,268,069
Total Money Market Fund (Cost $2,268,069) (b)		2,268,069

	Total Investments (Cost $39,259,631) (b) - 100.2%	47,189,236
	Liabilities in Excess of Other Assets - (0.2)%	(101,384)
	TOTAL NET ASSETS - 100.0%	$47,087,852

(a)	American Depository Receipt (ADR).
(b)
Cost for tax purposes is approximately $39,259,631. The approximate aggregate gross unrealized appreciation is $8,313,387, and the approximate aggregate gross unrealized depreciation is $383,782, resulting in net unrealized appreciation of $7,929,605.

*	Non-income producing security.
^	Rate shown is the 7-day effective yield at March 31, 2013.

Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2013, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$42,886,017	$-	$-	$42,886,017
Exchange Traded Fund	2,035,150	-	-	2,035,150
Money Market Fund	2,268,069	-	-	2,268,069
Total Investments	$47,189,236	$-	$-	$47,189,236

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended March 31, 2013, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Monetta Fund, Inc.

By (Signature and Title)   /s/ Robert S. Bacarella
                                                   Robert S. Bacarella, Chief Executive Officer

Date               5/15/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert S. Bacarella
                                                   Robert S. Bacarella, Chief Executive Officer

Date               5/15/13

By (Signature and Title)*   /s/ Robert J. Bacarella
                                                   Robert J. Bacarella, Chief Financial Officer

Date               5/15/13

* Print the name and title of each signing officer under his or her signature.